Trading Assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Analysis of Carrying Value of Trading Securities
(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2025 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$357	$2,143	$7,102	$3,606	$2,593	$–	$15,801
Canadian provincial and municipal debt	1,410	1,545	2,101	1,856	4,798	–	11,710
U.S. treasury and other U.S. agency debt	807	1,628	3,961	1,871	865	–	9,132
Other foreign government debt	670	3,441	4,347	1,406	424	–	10,288
Equity securities	–	–	–	–	–	83,797	83,797
Other	730	1,044	5,591	2,019	732	–	10,116
Total	$3,974	$9,801	$23,102	$10,758	$9,412	$83,797	$140,844
Total by currency (in Canadian equivalent):
Canadian dollar	$2,328	$4,115	$11,627	$6,147	$7,889	$24,118	$56,224
U.S. dollar	920	2,339	8,266	3,711	1,125	44,421	60,782
Mexican peso	408	1,915	1,976	157	161	76	4,693
Other currencies	318	1,432	1,233	743	237	15,182	19,145
Total trading securities	$3,974	$9,801	$23,102	$10,758	$9,412	$83,797	$140,844

As at October 31, 2024 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$352	$1,646	$6,182	$3,626	$3,165	$–	$14,971
Canadian provincial and municipal debt	920	893	1,774	937	3,889	–	8,413
U.S. treasury and other U.S. agency debt	1,724	2,439	7,237	2,461	1,189	–	15,050
Other foreign government debt	1,458	3,663	3,883	1,046	304	–	10,354
Equity securities	–	–	–	–	–	59,190	59,190
Other	316	2,468	5,792	2,728	623	7	11,934
Total	$4,770	$11,109	$24,868	$10,798	$9,170	$59,197	$119,912
Total by currency (in Canadian equivalent):
Canadian dollar	$1,570	$3,452	$9,779	$5,029	$7,397	$27,688	$54,915
U.S. dollar	1,604	3,643	10,711	4,426	1,570	24,796	46,750
Mexican peso	704	1,714	2,135	101	63	59	4,776
Other currencies	892	2,300	2,243	1,242	140	6,654	13,471
Total trading securities	$4,770	$11,109	$24,868	$10,798	$9,170	$59,197	$119,912

Summary of Geographic Breakdown Trading Loans
(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2025	2024
Trading loans (1)(2)
U.S. (3)	$6,290	$6,154
Europe (3)	434	458
Canada (4)	1,759	980
Other	4	57
Total	$8,487	$7,649

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are primarily denominated in U.S. dollars.
(3)	Includes trading loans that serve as a hedge to loan-based credit total return swaps.
(4)	Includes trading loans that serve as hedges to total return swaps, hedges for precious metal certificate liabilities and loans subject to sale through syndication.